Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Basic and diluted loss per common share attributable to Versus Systems Inc.	$ (1.01)	$ (0.59)	$ (0.74)